CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenues (including related party revenue of RMB200,171, RMB127,157 and nil for the years ended December 31, 2014, 2015 and 2016, respectively)	$ 1,409,876	¥ 9,788,768	¥ 6,086,455	¥ 3,903,572
Cost of revenues (including related party cost of revenues of RMB724,522, RMB783,467 and RMB954,861 for the years ended December 31, 2014, 2015 and 2016, respectively)	(914,000)	(6,345,899)	(3,998,737)	(2,770,530)
Gross profit	495,876	3,442,869	2,087,718	1,133,042
Operating income (expenses)
Selling, general and administrative	(101,684)	(705,995)	(591,738)	(534,537)
Other operating income, net	(4,624)	(32,104)	(33,249)	(1,796)
Total operating expenses	(97,060)	(673,891)	(558,489)	(532,741)
Income from operations	398,816	2,768,978	1,529,229	600,301
Other income (expenses)
Interest income	6,451	44,791	15,091	3,408
Interest expense	(1,870)	(12,986)	(16,392)	(798)
Gain on deemed disposal of equity method investments	1,376	9,551	224,148
Foreign currency exchange gain	1,437	9,977
Income before income tax and share of profit (loss) in equity method investments	406,210	2,820,311	1,752,076	602,911
Income tax expense	(105,428)	(731,987)	(419,999)	(202,486)
Share of profit (loss) in equity method investments, net of tax of nil	(5,289)	(36,721)	(459)	5,578
Net income	295,493	2,051,603	1,331,618	406,003
Net loss attributable to noncontrolling interests	324	2,252	137	423
Net income attributable to ZTO Express (Cayman) Inc.	295,817	2,053,855	1,331,755	406,426
Change in redemption value of convertible redeemable preferred shares	(19,238)	(133,568)	(28,775)
Net income attributable to ordinary shareholders	$ 276,579	¥ 1,920,287	¥ 1,302,980	¥ 406,426
Net earnings per share attributable ordinary shareholders:
Basic | (per share)	$ 0.42	¥ 2.91	¥ 2.15	¥ 0.68
Diluted | (per share)	$ 0.42	¥ 2.91	¥ 2.15	¥ 0.68
Weighted average shares used in calculating net earnings per ordinary share:
Basic	634,581,307	634,581,307	599,373,273	597,882,740
Diluted	634,581,307	634,581,307	599,373,273	597,882,740
Other comprehensive income (loss), net of tax of nil
Foreign currency translation adjustments	$ 44,419	¥ 308,398	¥ (13,749)
Comprehensive income	339,912	2,360,001	1,317,869	¥ 406,003
Comprehensive loss attributable to noncontrolling interests	324	2,252	137	423
Comprehensive income attributable to ZTO Express (Cayman) Inc.	$ 340,236	¥ 2,362,253	¥ 1,318,006	¥ 406,426